TRADE RECEIVABLES - Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Trade receivables	$ 499,283	$ 424,810
Amounts due from related parties	266	14
Cost
Disclosure of financial assets [line items]
Trade receivables	519,951	432,024
Cost | Accounts receivable
Disclosure of financial assets [line items]
Trade receivables	408,166	361,883
Cost | Unbilled revenue
Disclosure of financial assets [line items]
Trade receivables	111,785	70,141
Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade receivables	$ 20,668	$ 7,214